Subsequent Events (Q1) (Details) - USD ($) $ / shares in Units, $ in Thousands	Apr. 26, 2022	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Subsequent Event [Line Items]
Preferred stock, par value (in usd per share)		$ 0.01	$ 0.01	$ 0.01
Subsequent event | Merger Agreement | Cend
Subsequent Event [Line Items]
Expected post-merger ownership in Company by Cend stockholders (percent)	50.00%
Expected post-merger ownership in Company by Company stockholders (percent)	50.00%
Transaction expenses threshold for allocation	$ 250
Minimum net cash threshold at closing per agreement	64,900
Potential termination fee payable	1,000
Potential termination fee receivable	4,000
Potential expense reimbursement per agreement	$ 1,000
Subsequent event | Cend Purchase Agreement
Subsequent Event [Line Items]
Series D original issue price (in usd per share)	$ 8.8057
Aggregate price	$ 10,000
Pre-Equity Offering Value After Conversion	$ 250,000
Subsequent event | Cend Purchase Agreement | Cend Series D preferred stock
Subsequent Event [Line Items]
Number of shares purchased	1,135,628
Preferred stock, par value (in usd per share)	$ 0.00001
Subsequent event | Cend Purchase Agreement | Cend
Subsequent Event [Line Items]
Potential gross proceeds	$ 50,000